Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.0005 per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	7.32
Maximum Aggregate Offering Price	$ 5,490,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 840.52
Offering Note	Note 1(a): Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered such additional common shares of Herbalife Ltd. (the “Company”), par value $0.0005 per share (the “Common Shares”), that become issuable with respect to the securities being registered hereunder as a result of recapitalizations, reclassifications, stock dividends, stock splits and reverse stock splits, or any other similar transactions.

Note 1(b): Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act on the basis of $7.32 per Common Share, which represents the weighted average exercise price of stock appreciation rights granted as inducement awards to certain Company employees as an inducement to commencement of employment with the Company pursuant to the New York Stock Exchange’s Listed Company Manual Rule 303A.08 (the “Inducement Exception”).

Note 1(c): This Registration Statement registers 750,000 Common Shares available for issuance pursuant to stock appreciation rights granted in accordance with the Inducement Exception.